 GOF P22 08/24

SUPPLEMENT DATED AUGUST 1, 2024

TO THE PROSPECTUS OF EACH

FRANKLIN TEMPLETON FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding disclosure in each fund’s Prospectus in the appendix titled “Appendix A – Intermediary Sales Charge Discounts and Waivers”:

PFS INVESTMENTS INC. (“PFSI”)

Policies Regarding Transactions Through PFSI

Effective August 1, 2024, the following information supersedes all prior information with respect to transactions and positions held in fund shares purchased through PFSI and held on the mutual fund platform of its affiliate, Primerica Shareholder Services (“PSS”). Clients of PFSI (also referred to as “shareholders”) purchasing fund shares on the PSS platform are eligible only for the following share classes, sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from share classes, discounts and waivers described elsewhere in this prospectus or the related statement of additional information (“SAI”) or through another broker-dealer.

Share Classes

• Class A shares: in non-retirement accounts, individual retirement accounts (IRA), SEP IRAs, SIMPLE IRAs, Keogh Plans, and all other account types unless expressly provided for below.

• Class A1 and Class C shares: only in accounts that already hold such shares.

Breakpoints

• Breakpoint pricing at dollar thresholds as described in the prospectus of the fund you are purchasing.

Rights of Accumulation (“ROA”)

• The applicable sales charge on a purchase of Class A or Class A1 shares is determined by taking into account all share classes (except any assets held in group retirement plans) of Franklin Templeton funds held by the shareholder on the PSS platform.

• It is the shareholder’s responsibility to inform PFSI of all eligible fund family assets at the time of calculation. Shares of money market funds are included only if such shares were acquired in exchange for shares of another Franklin Templeton fund purchased with a sales charge. No shares of Franklin Templeton funds held by the shareholder away from the PSS platform will be granted ROA with shares of any Franklin Templeton fund purchased on the PSS platform.

• Any SEP IRA plan, any SIMPLE IRA plan or any Payroll Deduction plan (“PDP”) on the PSS platform will be defaulted to plan-level grouping for purposes of ROA, which allows each participating employee ROA with all other eligible shares held in plan accounts on the PSS platform. At any time, a participating employee may elect to exercise a one-time option to change grouping for purposes of ROA to shareholder- level grouping, which allows the plan account of the electing employee ROA with her other eligible holdings on the PSS platform, but not with all other eligible participant holdings in the plan. Eligible shares held in plan accounts electing shareholder-level grouping will not be available for purposes of ROA to plan accounts electing plan-level grouping.

• ROA is determined by calculating the higher of cost minus redemptions or current market value (current shares x NAV).

Letter of Intent (“LOI”)

• By executing a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period through PFSI, from the date PSS receives the LOI. The purchase price of the LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the dollar amount the shareholder intends to invest over a 13-month period to arrive at total investment for purposes of determining any breakpoint discount and the applicable front-end sales charge. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the projected total investment.

• Only holdings of Franklin Templeton funds on the PSS platform are eligible for inclusion in the LOI calculation and the shareholder must notify PFSI of all eligible assets at the time of calculation. It is the shareholder’s responsibility to inform PFSI at the time of a purchase of all holdings of Franklin Templeton funds on the PSS platform, or other facts qualifying the purchaser for this discount.

• Purchases made before the LOI is received by PSS are not adjusted under the LOI, and the LOI will not reduce any sales charge previously paid. Sales charges will be automatically adjusted if the total purchases required by the LOI are not met.

• If an employer maintaining a SEP IRA plan, SIMPLE IRA plan or non-IRA PDP on the PSS platform has elected to establish or change ROA for the accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer. LOIs are not available to PDP IRA plans on the PSS platform with plan-level grouping for purposes of ROA, but are available to any participating employee that elects shareholder-level grouping for purposes of ROA.

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

• Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.

• Shares purchased with the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 90 days of the purchase, 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account, and 3) the redeemed shares were subject to a front-end or deferred sales load. Automated transactions (i.e. systematic purchases and withdrawals), full or partial transfers or rollovers of retirement accounts, and purchases made after shares are automatically sold to pay account maintenance fees are not eligible for this sales charge waiver.

• Shares exchanged into Class A or Class A1 shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of PFSI. PFSI is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

Policies Regarding Fund Purchases Through PFSI That Are Not Held on the PSS Platform

• Class R shares are available through PFSI only in 401(k) plans covering a business owner with no employees, commonly referred to as a one-participant 401(k) plan or solo 401(k).

PFSI may request reasonable documentation of facts qualifying the purchaser for the discounts and waivers identified above, and condition the granting of any discount or waiver on the timely receipt of such documents. Shareholders should contact PSS if they have questions regarding their eligibility for these discounts and waivers.

SCHEDULE A

Fund	Date of Prospectus
FRANKLIN ALTERNATIVE STRATEGIES FUNDS
K2 Alternative Strategies Fund……......................................................................................................	October 1, 2023

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND
Franklin California Tax-Free Income Fund……....................................................................................	July 1, 2024

FRANKLIN CALIFORNIA TAX-FREE TRUST
Franklin California Intermediate-Term Tax-Free Income Fund.............................................................	November 1, 2023

FRANKLIN CUSTODIAN FUNDS
Franklin DynaTech Fund......................................................................................................................	February 1, 2024
Franklin Growth Fund...........................................................................................................................	February 1, 2024
Franklin Income Fund….......................................................................................................................	February 1, 2024
Franklin U.S. Government Securities Fund..........................................................................................	February 1, 2024
Franklin Utilities Fund...........................................................................................................................	February 1, 2024

FRANKLIN FEDERAL TAX-FREE INCOME FUND
Franklin Federal Tax-Free Income Fund…………………………………………………………………….	September 1, 2023

FRANKLIN FUND ALLOCATOR SERIES
Franklin Conservative Allocation Fund.................................................................................................	May 1, 2024
Franklin Corefolio Allocation Fund........................................................................................................	May 1, 2024
Franklin Global Allocation Fund............................................................................................................	May 1, 2024
Franklin Growth Allocation Fund...........................................................................................................	May 1, 2024
Franklin LifeSmart™ Retirement Income Fund....................................................................................	May 1, 2024
Franklin LifeSmart™ 2020 Retirement Target Fund.............................................................................	May 1, 2024
Franklin LifeSmart™ 2025 Retirement Target Fund.............................................................................	May 1, 2024
Franklin LifeSmart™ 2030 Retirement Target Fund………..................................................................	May 1, 2024
Franklin LifeSmart™ 2035 Retirement Target Fund.............................................................................	May 1, 2024
Franklin LifeSmart™ 2040 Retirement Target Fund………..................................................................	May 1, 2024
Franklin LifeSmart™ 2045 Retirement Target Fund.............................................................................	May 1, 2024
Franklin LifeSmart™ 2050 Retirement Target Fund.............................................................................	May 1, 2024
Franklin LifeSmart™ 2055 Retirement Target Fund.............................................................................	May 1, 2024
Franklin LifeSmart™ 2060 Retirement Target Fund.............................................................................	May 1, 2024

Fund	Date of Prospectus
Franklin Moderate Allocation Fund.......................................................................................................	May 1, 2024

FRANKLIN GLOBAL TRUST
Franklin International Growth Fund......................................................................................................	December 1, 2023

FRANKLIN GOLD AND PRECIOUS METALS FUND
Franklin Gold and Precious Metals Fund……………………………………………………………………	December 1, 2023

FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund…………………………………………………………………………………...	February 1, 2024

FRANKLIN INVESTORS SECURITIES TRUST
Franklin Convertible Securities Fund………………………………………………………………………...	March 1, 2024
Franklin Equity Income Fund………………………………………………...………………….……………	March 1, 2024
Franklin Floating Rate Daily Access Fund…………………………………………………………………..	March 1, 2024
Franklin Long Duration Credit Fund………………………………………………………………………….	March 1, 2024
Franklin Low Duration Total Return Fund…………………………………………………………………...	March 1, 2024
Franklin Low Duration U.S. Government Securities Fund……………………………………….………..	March 1, 2024
Franklin Managed Income Fund……………………………………………………………………………...	March 1, 2024
Franklin Total Return Fund………………………………………………....………………………………...	March 1, 2024

FRANKLIN MANAGED TRUST
Franklin Rising Dividends Fund………………………………………………………………………………	February 1, 2024

FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund………………………………………………………………	July 1, 2024

FRANKLIN MUTUAL SERIES FUNDS
Franklin Mutual Beacon Fund………………………………………………………………………………...	May 1, 2024
Franklin Mutual Global Discovery Fund……………………………………………………………………..	May 1, 2024
Franklin Mutual International Value Fund…………………………………………………………………...	May 1, 2024
Franklin Mutual Quest Fund…………………………………………………………………………………..	May 1, 2024
Franklin Mutual Shares Fund…………………………………………………………………………………	May 1, 2024

FRANKLIN NEW YORK TAX-FREE INCOME FUND
Franklin New York Tax-Free Income Fund………………………………………………………………….	July 1, 2024

FRANKLIN NEW YORK TAX-FREE TRUST
Franklin New York Intermediate-Term Tax-Free Income Fund…………………………………………...	February 1, 2024

FRANKLIN REAL ESTATE SECURITIES TRUST
Franklin Real Estate Securities Fund………………………………………………………………………..	September 1, 2023

Fund	Date of Prospectus
FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
Franklin Strategic Mortgage Portfolio………………………………………………………………………..	February 1, 2024

FRANKLIN STRATEGIC SERIES
Franklin Biotechnology Discovery Fund………………………………………………………………..……	September 1, 2023
Franklin Growth Opportunities Fund…………………………………………………………………………	September 1, 2023
Franklin Natural Resources Fund…………………………….………………………………………………	September 1, 2023
Franklin Small Cap Growth Fund…………………………….………………………………………………	September 1, 2023
Franklin Small-Mid Cap Growth Fund……………………………………………………….………………	September 1, 2023
Franklin Strategic Income Fund………………………………………………………………………………	September 1, 2023

FRANKLIN TAX-FREE TRUST
Franklin Alabama Tax-Free Income Fund………………………………………………..…………………	July 1, 2024
Franklin Arizona Tax-Free Income Fund………………………………………………….…………………	July 1, 2024
Franklin Colorado Tax-Free Income Fund………………………………………………..…………………	July 1, 2024
Franklin Connecticut Tax-Free Income Fund…………………………………………….…………………	July 1, 2024
Franklin Federal Intermediate-Term Tax-Free Income Fund………………………………………..……	July 1, 2024
Franklin Federal Limited-Term Tax-Free Income Fund……………………………………………………	July 1, 2024
Franklin Georgia Tax-Free Income Fund……………………………………………………………………	July 1, 2024
Franklin High Yield Tax-Free Income Fund…………………………………………………………………	July 1, 2024
Franklin Louisiana Tax-Free Income Fund………………………………………………………………….	July 1, 2024
Franklin Maryland Tax-Free Income Fund…………………………………………………………………..	July 1, 2024
Franklin Massachusetts Tax-Free Income Fund……………………………………………………………	July 1, 2024
Franklin Michigan Tax-Free Income Fund…………………………………………………………………..	July 1, 2024
Franklin Minnesota Tax-Free Income Fund…………………………………………………………………	July 1, 2024
Franklin Missouri Tax-Free Income Fund…………………………………………………………………...	July 1, 2024
Franklin New Jersey Tax-Free Income Fund……………………………………………………………….	July 1, 2024
Franklin North Carolina Tax-Free Income Fund………………………………………………………….…	July 1, 2024
Franklin Ohio Tax-Free Income Fund………………………………………………………………………..	July 1, 2024
Franklin Oregon Tax-Free Income Fund…………………………………………………………………….	July 1, 2024
Franklin Pennsylvania Tax-Free Income Fund……………………………………………………………..	July 1, 2024
Franklin Virginia Tax-Free Income Fund…………………………………………………………………….	July 1, 2024

FRANKLIN VALUE INVESTORS TRUST
Franklin Mutual Small-Mid Cap Value Fund…………………….………………………………………….	May 22, 2024
Franklin Mutual U.S. Mid Cap Value Fund………………………………………………………………….	March 1, 2024
Franklin Small Cap Value Fund………………………………………………………………………………	March 1, 2024

TEMPLETON CHINA WORLD FUND
Templeton China World Fund………………………………………………………………………………...	January 1, 2024

TEMPLETON DEVELOPING MARKETS TRUST
Templeton Developing Markets Trust………………………………………………………………………..	May 1, 2024

TEMPLETON FUNDS

Fund	Date of Prospectus
Templeton Foreign Fund………………………………………………………………………………………	January 1, 2024
Templeton World Fund………………………………………………………………………………………..	January 1, 2024
Templeton International Climate Change Fund…………………………………………………………….	January 1, 2024

TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Emerging Markets Small Cap Fund…………………………………………………………….	January 1, 2024
Templeton Global Balanced Fund……………………………………………………………………………	May 1, 2024

TEMPLETON GLOBAL SMALLER COMPANIES FUND
Templeton Global Smaller Companies Fund……………………………………………………………….	January 1, 2024

TEMPLETON GROWTH FUND, INC.
Templeton Growth Fund, Inc………………………………………………………………………………….	January 1, 2024

TEMPLETON INCOME TRUST
Templeton Global Bond Fund………………………………………………………………………………...	May 1, 2024
Templeton Global Total Return Fund………………………………………………………………………..	May 1, 2024
Templeton International Bond Fund………………………………………………………………………….	May 1, 2024
Templeton Sustainable Emerging Markets Bond Fund……………………………………………………	May 1, 2024

Please retain this supplement for future reference.